Buy-Write Fund
                          a series of Glen Rauch Funds

                             [RAUCH BUY WRITE LOGO]


                                  Annual Report
                                  June 30, 2001





                                   Managed by:
                           Glen Rauch Securities, Inc.

                                 Buy-Write Fund
                                   a series of
                                Glen Rauch Funds
                      c/o Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 1-800-466-4633


                             [RAUCH BUY WRITE LOGO]

                                  Annual Report
                                  June 30, 2001

BUY-WRITE FUND
Shareholder Letter
June 30, 2001

Dear Buy-Write Fund Shareholder,

We are pleased to announce the results of our Buy-Write Fund's first fiscal year. Although the Fund's performance was hampered by initial one-time start-up expenses, it was still able to outperform its benchmark, the S&P 500 Index. During the period from February 1st through June 30th, 2001, the Buy-Write Fund returned -7.40% compared with the S&P 500 Index, which reported a yield of -9.89%. To enhance the funds future performance the advisor has capped expenses at 1%. During the second quarter (4/1/01-6/30/01), the Buy-Write Fund was up +6.68%, while the Standard & Poor's 500 Index was up 5.50%. Every buy-write/covered call position is transacted with an anticipated annualized return of over 20% and a downside limit of 10%.

We carefully select from common stocks of large-capitalization, well-managed and well-financed domestic or multi-national companies highly rated by nationally recognized ratings organizations. Presently our two top holdings are Pfizer and the NASDAQ 100 shares.

The Buy-Write Fund is a distinctive, well-timed mutual fund in which the principle strategy is covered call writing/buy-writing. Covered call writing provides an equity portfolio with the potential of greater return than would be realized on the underlying securities alone while helping to decrease the volatility of the portfolio over time. We feel this strategy is a great investment alternative especially given current market conditions.

We have had some exciting developments in the Buy-Write Fund during our first fiscal year. Our initial press release was released on May 16th, 2001 to national press wires. The fund was highlighted in many nationally recognized newspaper and magazine publications and our first national ad was printed in the Wall Street Journal on June 19th, 2001. These news releases generated considerable interest in the Buy-Write Fund and we anticipate further press coverage. All of these publications are available upon request. We are currently scheduled through our distributor, Quasar Distributors, LLC, to participate at a media conference being held in New York City on September 11th, 2001, where we will be introducing the Buy-Write Fund to a multitude of media representatives.

Our commitment to the Fund extends beyond the typical role of a portfolio manager and investment advisor. We not only manage the day to day operations of the Fund but, in addition, are also individual investors in the Buy-Write Fund. We will work hard to make this Fund successful, striving to achieve excellent returns for our investors.

Looking forward, we are dedicated to improving the financial performance of the Fund. We will continue to benchmark our Fund against the Standard & Poor's 500 Index. Our web-site, www.buywritefund.com, will be constantly updated to reflect changes in the Fund and constantly monitored to better serve our clients needs. We will continue to work on improving our investment vehicle for your future and believe the Buy-Write Fund is a solid investment for all portfolios.

Thank you for your continued support of the Buy-Write Fund. As always if you should have any questions regarding the Buy-Write Fund, please do not hesitate to contact us at 1-800-466-4633 or at csbetsy@glenrauch.com.

Sincerely,



/s/ Glen R. Rauch
--------------------
Glen R. Rauch
President, Glen Rauch Securities, Inc.

The above outlook reflects the opinions of Glen R. Rauch as of June 2001. They are subject to change and any forecasts made cannot be guaranteed.

Past performance is no guarantee of future results. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The fund may experience the loss of opportunity on stocks with written call options that reach their exercise price before the expiration date because the fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price.

Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any securities. Please refer to the annual report for additional performance, index and portfolio holdings information.

For use only when preceded or accompanied by a prospectus. Quasar Distributors, LLC, Distributor 08/01



BUY-WRITE FUND
Performance Summary
June 30, 2001

Date                                          Buy-Write Fund        S&P 500
1/31/2001                                         10,000            10,000
2/28/2001                                          9,140             9,088
3/31/2001                                          8,680             8,512
4/30/2001                                          9,220             9,173
5/31/2001                                          9,240             9,235
6/30/2001                                          9,260             9,011

                               RATE OF RETURN (%)
            FOR THE PERIOD FEBRUARY 1, 2001 (1) THROUGH JUNE 30, 2001

                                              Cumulative
                                            Since Inception
Total Return                               February 1, 2001
-----------                                 ---------------
Buy-Write Fund                                  (7.40)%
S&P 500*                                        (9.89)%

* The Standard & Poor's 500 Stock Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. (1) Commencement of operations.

This chart assumes an initial investment of $10,000, made on 02/01/01 (commencement of operations). Performance shown reflects fee waivers. In the absence of fee waivers, the total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.



BUY-WRITE FUND
Schedule of Investments
June 30, 2001

                                                              Shares       Market Value
                                                              ------       ------------
Common Stocks - 21.2%**
Communications - 1.5%**
AT&T Corp.(1)                                                 1,000        $     22,000
                                                                              ---------
Computer Systems - 1.9%**
EMC Corporation*(1)                                           1,000              29,050
                                                                              ---------
Consumer Non-Durables - 1.7%**
Philip Morris Companies Inc.(1)                                 500              25,375
                                                                              ---------
Diversified Manufacturing - 1.6%**
General Electric Company(1)                                     500              24,375
                                                                              ---------
Finance - 4.5%**
Citigroup Inc.(1)                                               500              26,420
FleetBoston Financial Corporation                               500              19,725
J.P. Morgan Chase & Co.                                         500              22,300
                                                                              ---------
                                                                                 68,445
                                                                              ---------
Multimedia - 1.7%**
AOL Time Warner Inc.*(1)                                        500              26,500
                                                                              ---------
Networking Products - 1.2%**
Cisco Systems, Inc.*                                          1,000              18,200
                                                                              ---------
Pharmaceuticals - 2.6%**
Pfizer Inc.(1)                                                1,000              40,050
                                                                              ---------
Unit Investment Trusts - 4.5%**
Nasdaq- 100 Trust, Series 1*(1)                               1,500              68,475
                                                                              ---------
Total Common Stocks (Cost $336,550)                                             322,470
                                                                              ---------

                                                          Principal
                                                           Amount          Market Value
                                                          --------         ------------
Short-Term Investments - 77.1%**
Variable Rate Demand Notes(2) - 6.7%**
American Family Financial Services Inc., 3.3610%       $     52,054        $     52,054
Wisconsin Corporate Central Credit Union, 3.4200%            21,645              21,645
Wisconsin Electric Power Company, 3.3610%                    28,821              28,821
                                                                              ---------
Total Variable Rate Demand Notes                                                102,520
                                                                              ---------
U.S. Government Agency Obligations - 70.4%**
Federal Home Loan Bank, 3.55%, due 7/13/2001              1,074,000           1,072,729
                                                                              ---------
Total Short-Term Investments (Cost $1,175,249)                                1,175,249
                                                                              ---------
Total Investments (Cost $1,511,799) - 98.3%**                                $1,497,719
                                                                              =========



* Non-income producing security.
** Calculated as a percentage of net assets.
(1) All or a portion of the shares have been committed as collateral for written option contracts.
(2) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of June 30, 2001.

                             See notes to financial
statements.

BUY-WRITE FUND
Schedule of Options Written
June 30, 2001


                                                                Contracts
                                                        (100 shares per contract)Market Value
                                                         ----------------------  ------------
Call Options
AOL Time Warner Inc.
  Expiration July 2001, Exercise Price $55.00                       5              $   425
AT&T Corp.
  Expiration July 2001, Exercise Price $22.50                      10                  400
Citigroup Inc.
  Expiration July 2001, Exercise Price $50.00                       5                1,650
EMC Corporation
  Expiration October 2001, Exercise Price $40.00                   10                1,250
General Electric Company
  Expiration July 2001, Exercise Price $50.00                       5                  500
NASDAQ- 100 Trust, Series 1
  Expiration July 2001, Exercise Price $46.00                       5                  850
  Expiration July 2001, Exercise Price $47.00                       5                  600
Pfizer Inc.
  Expiration September 2001, Exercise Price $45.00                  5                  375
Philip Morris Companies Inc.
  Expiration September 2001, Exercise Price $50.00                  5                1,500
                                                                                    ------
Total Options Written (Premiums received $12,197)                                   $7,550
                                                                                    ======

                       See notes to financial statements.


BUY-WRITE FUND
Statement of Assets and Liabilities
June 30, 2001

Assets
Investments, at value (Cost $1,511,799)                                    $1,497,719
Cash                                                                            1,437
Receivable for investments sold                                                 4,470
Receivable for options written                                                    697
Receivable from Adviser                                                        70,786
Dividends and interest receivable                                                 615
Prepaid assets                                                                  4,352
                                                                            ---------
Total Assets                                                                1,580,076
                                                                            ---------

Liabilities
Options written, at value (Premiums received $12,197)                           7,550
Payable for options closed                                                        221
Accrued service and distribution fees                                           2,096
Accrued expenses and other liabilities                                         46,192
                                                                            ---------
Total Liabilities                                                              56,059
                                                                            ---------
Net Assets                                                                 $1,524,017
                                                                            =========

Net assets consist of:
Paid-in capital                                                            $1,523,100
Accumulated undistributed net investment income                                 6,495
Accumulated net realized gain on investments sold
and option contracts expired or closed                                          3,855
Net unrealized appreciation (depreciation) on:
   Investments                                                                (14,080)
   Written options                                                              4,647
                                                                             ---------
Net assets                                                                 $1,524,017
                                                                             =========

Shares outstanding (unlimited shares of $0.001 par value authorized)          164,531
Net asset value, offering price and redemption price per share           $       9.26
                                                                             =========

                       See notes to financial statements.

BUY-WRITE FUND
Statement of Operations
For the period February 1, 2001(1) through June 30, 2001

Investment Income:
Dividend income                                                            498
Interest income                                                          8,843
                                                                      --------
                                                                         9,341
                                                                      --------

Expenses:
Investment advisory fee                                                  2,846
Custody fees                                                             2,100
Fund accounting fees                                                    10,650
Transfer agent and shareholder services                                 12,300
Professional fees                                                       15,150
Distribution fees                                                        2,134
Administration fee                                                      13,264
Printing and mailing expense                                             4,500
Registration fees                                                        3,480
Trustee fees and expenses                                                6,600
Insurance expense                                                        2,142
Service fee expense                                                        712
Other                                                                      600
                                                                      --------
    Total expenses before waiver                                        76,478
       Less:  Fees waived                                              (73,632)
                                                                      --------
       Net expenses                                                      2,846
                                                                      --------
Net Investment Income                                                    6,495
                                                                      --------

Realized and Unrealized Gain (Loss) on Investments:
    Realized gain (loss) on:
       Investments                                                      (7,872)
       Option contracts expired or closed                               11,727
                                                                      --------
       Net realized gain                                                 3,855
                                                                      --------
    Change in unrealized appreciation (depreciation) on:
       Investments                                                     (14,080)
       Written options                                                   4,647
                                                                      --------
       Net change in unrealized appreciation (depreciation)
       on investments and written options                               (9,433)
                                                                      --------
Net Realized and Unrealized Loss on Investments                         (5,578)
                                                                      --------
Net Increase in Net Assets Resulting from Operations                 $     917
                                                                      ========

(1)  Commencement of operations.

                       See notes to financial statements.


BUY-WRITE FUND
Statement of Changes in Net Assets

                                                                     For the period
                                                                   February 1, 2001(1)
                                                                   hrough June 30, 2001
                                                                   -------------------
Operations:
    Net investment income                                            $       6,495
    Net realized gain on investments and option
    contracts expired or closed                                              3,855
    Net change in unrealized appreciation (depreciation)
    on investments and written options                                      (9,433)
                                                                         ---------
       Net increase in net assets resulting from operations                    917
                                                                         ---------

Distributions to shareholders from:
    Net investment income                                                       --
    Net realized gains                                                          --
                                                                         ---------
       Total dividends and distributions                                        --
                                                                         ---------

Capital share transactions
    Shares sold                                                          1,423,100
    Shares issued to holders in reinvestment of dividends                       --
    Shares redeemed                                                             --
                                                                         ---------
    Net increase in net assets resulting from capital
    share transactions                                                   1,423,100
                                                                         ---------
Net increase in net assets                                               1,424,017
                                                                         ---------

Net Assets:
    Beginning of period                                                    100,000
                                                                         ---------
    End of period (including undistributed net
    investment income of $6,495)                                        $1,524,017
                                                                         =========

(1)  Commencement of operations

                       See notes to financial statements.

BUY-WRITE FUND
Financial Highlights

Selected per share data is based on a share of beneficial interest outstanding throughout each period.

                                                          For the period
                                                        February 1, 2001(1)
                                                        hrough June 30, 2001
                                                        -------------------
Per share data:
Net asset value, beginning of period                          $10.00
                                                              ------

Income from investment operations:
Net investment income                                           0.09(4)
Net realized and unrealized loss on investments                (0.83)
                                                              ------
Total from investment operations                               (0.74)
                                                              ------

Less distributions:
Dividends from net investment income                              --
Distributions from net realized gains                             --
                                                              ------
Total distributions                                               --
                                                              ------
Change in net asset value for the period                       (0.74)
                                                              ------
Net asset value, end of period                               $  9.26
                                                              ======

Total Return                                                   (7.40)%(2)

Ratios/supplemental data
Net assets, end of period (000's)                             $1,524
Ratio of operating expenses to average net assets               1.00%(3)(5)
Ratio of net investment income to average net assets            2.28%(3)(5)
Portfolio turnover rate                                        68.62%(2)

(1)  Commencement of operations.

(2)  Not annualized.

(3)  Annualized.

(4) Net investment income per share represents net investment income for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each period. (5) Operating expense is net of reimbursements and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2001 would have been 26.87%. The ratio of net investment income (loss) to average net assets, excluding waivers and reimbursements, would have been (25.87)% for the period ended June 30, 2001.

                       See notes to financial statements.

BUY-WRITE FUND
Notes to the Financial Statements
June 30, 2001
1. Organization

Glen Rauch Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on October 10, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers one non-diversified portfolio to investors, the Buy-Write Fund (the "Fund"). The investment objective of the Fund is long-term capital growth. Generating income is a secondary objective. The Fund commenced operations on February 1, 2001.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principals ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Glen Rauch Securities, Inc. (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Organization Costs - Expenses in connection with the organization of the Fund were paid by the Adviser.

c) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

d) Federal Income and Excise Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

e) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

f) Written Option Accounting - The Fund writes (sells) covered call options through listed exchanges and the over-the-counter market primarily to hedge or protect from adverse movement in securities prices. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing an option, the Fund may become obligated during the term of the option to deliver the securities underlying the option at the exercise price if the option is exercised. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract written is valued at the average of the current bid and asked price reported on the day of valuation. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security), and the Fund realizes a gain or loss from the sale of the underlying security. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. The Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price. The use of OTC options may involve risks such as the possibility of illiquid markets or that the counterparty will fail to perform its obligation. Securities held by the Fund may be designated as collateral on written options.

3. Fund Share Transactions

The Fund currently offers only one class of shares of beneficial interest. Changes in shares of beneficial interest were as follows:


                                                                   Amount         Shares
                                                                   -------        ------
Period ending June 30, 2001
   Shares sold                                                   $1,423,100       154,531
   Shares issued to owners in reinvestment of dividends                  --            --
   Shares redeemed                                                       --            --
                                                                  ---------       -------
   Net increase                                                  $1,423,100       154,531
                                                                  =========       =======
Shares Outstanding:
   Beginning of period                                                             10,000
                                                                                  -------
   End of period                                                                  164,531
                                                                                  =======

4.   Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and options) for the Fund for the period ended June 30, 2001 aggregated $434,010 and $89,588, respectively.

At June 30, 2001, gross unrealized appreciation and depreciation of investments for federal income tax purposes were:

   Appreciation                                               $   5,240
   (Depreciation)                                               (19,320)
                                                               --------
   Net unrealized depreciation on investments                  $(14,080)
                                                               ========

At June 30, 2001, the cost of investments for federal income tax purposes was $1,511,799.

5.   Option Contracts Written

The premium amount and the number of option contracts written for the period February 1, 2001(1) through June 30, 2001, were as follows:



                                                              Premium           Number of
                                                              Amount            Contracts
                                                             ---------         ----------
   Options outstanding at February 1, 2001(1).             $       --               --
   Options written                                             31,895              140
   Options closed.                                            (13,510)             (55)
   Options exercised.                                          (4,241)             (20)
   Options expired                                             (1,947)             (10)
                                                             --------              ---
   Options outstanding at June 30, 2001                     $  12,197               55

                                                            ========              ===

  (1)  Commencement of operations

6. Distribution and Shareholder Servicing Plan

The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan"), pursuant to Rule 12b-1 under the 1940 Act. The plan allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 1.00% per year of the Fund's average daily net assets. Amounts paid under the Plan by the Fund may be spent by the Fund on any activities or expenses primarily intended to result in the sale of shares of the Fund, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Fund incurred $2,846 pursuant to the plan for the period February 1, 2001 (commencement of operations) through June 30, 2001.

7.   Investment Advisory and Other Agreements

The Trust has an agreement with the Adviser, with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. The Adviser may, at its discretion, continue, modify or discontinue this waiver and reimbursement agreement at any time. For the period ended June 30, 2001, the Adviser has waived and reimbursed fees and expenses in the amount of $ 73,632.

Firstar Mutual Funds Services, LLC serves as transfer agent, fund administrator and fund accountant for the Fund. Firstar Bank, N.A. serves as custodian for the Fund. The Buy-Write Fund is distributed by Quasar Distributors, LLC, a member of the NASD.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report may be distributed to others only if preceded or accompanied by a current prospectus.


BUY-WRITE FUND
Independent Auditor's Report
June 30, 2001

To the Board of Trustees and Shareholders of Buy-Write Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the schedule of options written, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Buy-Write Fund, a series of Glen Rauch Funds (the "Fund"), at June 30, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period February 1, 2001 (commencement of operations) through June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
August 10, 2001


INVESTMENT ADVISER
Glen Rauch Securities, Inc.
New York, New York

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
New York, New York

PRINCIPAL UNDERWRITER
Quasar Distributors, LLC
Milwaukee, Wisconsin

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
New York, New York

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
Firstar Mutual Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Firstar Bank, N.A.
Cincinnati, Ohio